Quarterly Holdings Report
for

Fidelity Flex℠ Funds

Fidelity Flex℠ Intrinsic Opportunities Fund

October 31, 2019

ZTO-QTLY-1219
1.9881589.102

Schedule of Investments October 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 91.9%
	Shares	Value
COMMUNICATION SERVICES - 4.5%
Diversified Telecommunication Services - 0.6%
Verizon Communications, Inc.	1,276	$77,160
Entertainment - 0.2%
GAMEVIL, Inc. (a)	7	188
Viacom, Inc. Class A	887	21,190
		21,378
Interactive Media & Services - 1.4%
Kakaku.com, Inc.	511	11,865
Yahoo! Japan Corp.	47,000	144,700
YY, Inc. ADR (a)	693	39,390
Zappallas, Inc. (a)	1,500	5,663
		201,618
Media - 2.2%
AMC Networks, Inc. Class A (a)	139	6,053
Comcast Corp. Class A	3,882	173,991
Corus Entertainment, Inc. Class B (non-vtg.)	273	1,049
Discovery Communications, Inc. Class A (a)	2,662	71,754
DISH Network Corp. Class A (a)	188	6,463
DMS, Inc.	300	6,372
F@N Communications, Inc.	400	1,931
Gendai Agency, Inc.	1,500	5,817
Hyundai HCN	4,802	15,141
Ipsos SA	7	211
Nippon BS Broadcasting Corp.	200	2,000
Nippon Television Network Corp.	147	1,923
Pico Far East Holdings Ltd.	6,000	2,046
Proto Corp.	200	2,164
Television Broadcasts Ltd.	2,700	4,454
WOWOW INC.	200	4,811
		306,180
Wireless Telecommunication Services - 0.1%
Okinawa Cellular Telephone Co.	600	20,505

TOTAL COMMUNICATION SERVICES		626,841

CONSUMER DISCRETIONARY - 18.2%
Auto Components - 4.0%
Adient PLC	1,220	25,852
Cooper Tire & Rubber Co.	388	10,957
DongAh Tire & Rubber Co. Ltd.	39	413
Dongah Tire & Rubber Co. Ltd.	29	743
Eagle Industry Co. Ltd.	395	3,967
Fukoku Co. Ltd.	200	1,342
G-Tekt Corp.	3,200	55,169
Gentex Corp.	325	9,116
Hi-Lex Corp.	263	4,112
Hyundai Mobis	1,021	207,639
IJT Technology Holdings Co. Ltd.	1,800	8,932
INFAC Corp.	71	229
Lear Corp.	632	74,431
Linamar Corp.	2,106	68,676
Piolax, Inc.	1,100	21,513
Seoyon Co. Ltd.	345	964
Seoyon E-Hwa Co., Ltd.	946	4,559
TBK Co. Ltd.	400	1,674
TPR Co. Ltd.	900	16,112
Yorozu Corp.	3,500	44,730
		561,130
Automobiles - 0.2%
Audi AG	29	26,328
Distributors - 0.1%
Doshisha Co. Ltd.	500	7,924
Harima-Kyowa Co. Ltd.	100	1,551
Nakayamafuku Co. Ltd.	100	520
Yagi & Co. Ltd.	500	7,400
		17,395
Diversified Consumer Services - 0.9%
Heian Ceremony Service Co. Ltd.	700	5,628
Kukbo Design Co. Ltd.	314	4,092
MegaStudy Co. Ltd.	2,610	28,435
MegaStudyEdu Co. Ltd.	2,515	78,762
Multicampus Co. Ltd.	135	4,170
Tsukada Global Holdings, Inc.	1,700	9,550
		130,637
Hotels, Restaurants & Leisure - 0.4%
Hiday Hidaka Corp.	396	7,743
Kura Sushi, Inc.	100	4,207
The Restaurant Group PLC	18,808	33,036
Wyndham Destinations, Inc.	277	12,856
		57,842
Household Durables - 1.1%
Ace Bed Co. Ltd.	300	8,921
Cuckoo Holdings Co. Ltd.	100	8,887
Emak SpA	409	387
FJ Next Co. Ltd.	1,500	15,586
Gree Electric Appliances, Inc. of Zhuhai (A Shares)	2,400	20,010
Hamilton Beach Brands Holding Co.:
Class A	104	1,940
Class B (a)	104	1,940
Helen of Troy Ltd. (a)	471	70,537
Q.E.P. Co., Inc. (a)	24	432
Sanyo Housing Nagoya Co. Ltd.	700	6,167
Taylor Morrison Home Corp. (a)	396	9,920
Tupperware Brands Corp.	323	3,110
		147,837
Internet & Direct Marketing Retail - 0.0%
Aucnet, Inc.	100	1,373
CROOZ, Inc. (a)	100	973
Hyundai Home Shopping Network Corp.	7	505
NS Shopping Co. Ltd.	30	249
		3,100
Leisure Products - 0.1%
Brunswick Corp.	79	4,601
Mars Group Holdings Corp.	600	11,100
		15,701
Multiline Retail - 0.4%
Grazziotin SA	200	1,239
Lifestyle China Group Ltd. (a)	19,000	5,596
Lifestyle International Holdings Ltd.	14,000	14,737
Macy's, Inc.	940	14,250
Treasure Factory Co. Ltd.	900	9,827
Watts Co. Ltd.	600	3,404
		49,053
Specialty Retail - 9.9%
ABC-MART, Inc.	100	6,857
Arc Land Sakamoto Co. Ltd.	600	7,078
AT-Group Co. Ltd.	1,137	17,535
AutoNation, Inc. (a)	499	25,374
Beacon Lighting Group Ltd.	17	14
Best Buy Co., Inc.	3,327	238,978
Dunelm Group PLC	244	2,495
Fuji Corp.	1,699	34,662
GameStop Corp. Class A (b)	11,816	64,279
Genesco, Inc. (a)	187	7,265
GNC Holdings, Inc. Class A (a)	7,418	19,584
Goldlion Holdings Ltd.	13,000	4,030
Guess?, Inc.	7,656	128,238
Handsman Co. Ltd.	800	9,192
Hibbett Sports, Inc. (a)	1,437	34,287
Hour Glass Ltd.	31,700	18,652
JB Hi-Fi Ltd.	981	25,070
John David Group PLC	37,157	369,841
K's Holdings Corp.	4,400	50,271
Ku Holdings Co. Ltd.	900	7,283
Lookers PLC	764	491
Mandarake, Inc.	100	562
Nafco Co. Ltd.	200	2,397
Nitori Holdings Co. Ltd.	700	106,548
Oriental Watch Holdings Ltd.	4,000	918
Padini Holdings Bhd	1,800	1,581
Sacs Bar Holdings, Inc.	400	3,298
Sally Beauty Holdings, Inc. (a)	6,655	103,153
Samse SA	46	8,927
Silvano Fashion Group A/S	7	17
The Buckle, Inc.	514	10,753
Tokatsu Holdings Co. Ltd.	100	421
Truworths International Ltd.	228	808
Vita Group Ltd.	18	15
Vitamin Shoppe, Inc. (a)	752	4,858
Williams-Sonoma, Inc.	943	62,983
		1,378,715
Textiles, Apparel & Luxury Goods - 1.1%
Best Pacific International Holdings Ltd.	2,000	675
Capri Holdings Ltd. (a)	2,218	68,913
Embry Holdings Ltd.	1,000	191
Ff Group (a)(c)	2,761	3,695
Fossil Group, Inc. (a)	3,523	38,330
Grendene SA	300	746
Magni-Tech Industries Bhd	12,000	7,293
Sitoy Group Holdings Ltd.	6,000	969
Tapestry, Inc.	551	14,249
Ted Baker PLC	394	2,075
Texwinca Holdings Ltd.	2,000	454
Youngone Holdings Co. Ltd.	176	7,911
Yue Yuen Industrial (Holdings) Ltd.	3,500	9,864
		155,365

TOTAL CONSUMER DISCRETIONARY		2,543,103

CONSUMER STAPLES - 4.8%
Beverages - 1.1%
A.G. Barr PLC	555	3,990
Britvic PLC	7,729	98,816
C&C Group PLC (United Kingdom)	309	1,521
Jinro Distillers Co. Ltd.	1,105	28,657
Lucas Bols BV (d)	82	1,303
Olvi PLC (A Shares)	68	2,886
Spritzer Bhd	200	103
Willamette Valley Vineyards, Inc. (a)	3	21
Yantai Changyu Pioneer Wine Co. Ltd. (B Shares)	11,500	22,424
		159,721
Food & Staples Retailing - 1.9%
Amsterdam Commodities NV	781	16,829
Belc Co. Ltd.	100	4,810
Dong Suh Companies, Inc.	600	8,972
Genky DrugStores Co. Ltd.	800	17,905
Halows Co. Ltd.	100	2,452
Kroger Co.	1,276	31,441
MARR SpA	832	17,464
OM2 Network Co. Ltd.	200	2,100
Retail Partners Co. Ltd.	800	6,592
Satsudora Holdings Co. Ltd.	800	13,134
Shoei Foods Corp.	100	2,937
United Natural Foods, Inc. (a)	761	5,708
Valor Holdings Co. Ltd.	800	13,650
Walgreens Boots Alliance, Inc.	2,106	115,367
		259,361
Food Products - 1.3%
Ajinomoto Malaysia Bhd	2,200	8,338
Bell AG	76	20,878
Binggrea Co. Ltd.	10	470
Cal-Maine Foods, Inc.	158	6,303
Carr's Group PLC	4,948	9,005
Changshouhua Food Co. Ltd.	1,000	399
Cranswick PLC	514	20,667
Fresh Del Monte Produce, Inc.	1,405	44,820
Ingredion, Inc.	331	26,149
Kaneko Seeds Co. Ltd.	100	1,405
Kaveri Seed Co. Ltd.	400	2,949
Lassonde Industries, Inc. Class A (sub. vtg.)	120	15,923
London Biscuits Bhd (a)	3,375	44
Pickles Corp.	100	2,443
Prima Meat Packers Ltd.	228	5,634
S Foods, Inc.	600	16,165
Select Harvests Ltd.	951	4,723
Thai President Foods PCL	43	249
Thai Wah PCL	300	42
Toyo Sugar Refining Co. Ltd.	200	2,055
Valsoia SpA	42	513
		189,174
Personal Products - 0.2%
Asaleo Care Ltd. (a)	682	450
Hengan International Group Co. Ltd.	4,133	28,857
		29,307
Tobacco - 0.3%
KT&G Corp.	356	30,420
Scandinavian Tobacco Group A/S (d)	630	7,444
		37,864

TOTAL CONSUMER STAPLES		675,427

ENERGY - 6.7%
Energy Equipment & Services - 0.5%
AKITA Drilling Ltd. Class A (non-vtg.)	170	148
Carbo Ceramics, Inc. (a)	4,436	6,432
COVIA Corp. (a)	1,142	1,576
Geospace Technologies Corp. (a)	562	8,200
Liberty Oilfield Services, Inc. Class A	842	7,755
Prosafe ASA (a)	68	53
Raiznext Corp.	2,100	21,335
Tidewater, Inc. (a)	4	65
Tidewater, Inc. warrants 11/14/24 (a)	50	45
Transocean Ltd. (United States) (a)	2,644	12,559
Valaris PLC Class A (b)	2,331	9,580
		67,748
Oil, Gas & Consumable Fuels - 6.2%
Alvopetro Energy Ltd. (a)	1,900	931
Baytex Energy Corp. (a)	7,058	7,877
Birchcliff Energy Ltd.	7,203	10,992
Bonavista Energy Corp.	34	13
Bonterra Energy Corp.	617	1,518
China Petroleum & Chemical Corp.:
(H Shares)	248,667	141,436
sponsored ADR (H Shares)	94	5,310
CNOOC Ltd. sponsored ADR	111	16,488
ConocoPhillips Co.	2,828	156,106
Contango Oil & Gas Co. (a)	170	423
Denbury Resources, Inc. (a)	8,656	8,640
Husky Energy, Inc.	6,544	45,710
Imperial Oil Ltd.	999	24,878
International Seaways, Inc. (a)	7	176
Motor Oil (HELLAS) Corinth Refineries SA	421	10,396
NACCO Industries, Inc. Class A	156	7,878
Oil & Natural Gas Corp. Ltd.	64,345	128,331
Oil India Ltd.	12	29
Peyto Exploration & Development Corp.	21,608	43,147
San-Ai Oil Co. Ltd.	200	2,094
Sinopec Kantons Holdings Ltd.	10,000	4,077
Southwestern Energy Co. (a)	12,392	25,404
Thai Oil PCL (For. Reg.)	400	907
Total SA sponsored ADR	4,159	218,888
Tsakos Energy Navigation Ltd.	307	1,090
World Fuel Services Corp.	333	13,909
		876,648

TOTAL ENERGY		944,396

FINANCIALS - 15.3%
Banks - 3.2%
Bar Harbor Bankshares	282	7,064
Central Valley Community Bancorp	17	354
Citizens Financial Services, Inc.	8	486
Erste Group Bank AG	3	106
F & M Bank Corp.	214	5,725
First Hawaiian, Inc.	158	4,318
Gunma Bank Ltd.	6,215	20,914
Hiroshima Bank Ltd.	1,216	6,198
JPMorgan Chase & Co.	28	3,498
Mitsubishi UFJ Financial Group, Inc.	18,883	97,895
NIBC Holding NV (d)	1,544	12,571
Nordea Bank ABP (Stockholm Stock Exchange)	69	505
OFG Bancorp	2,065	41,940
Ogaki Kyoritsu Bank Ltd.	100	2,412
San ju San Financial Group, Inc.	332	5,145
Skandiabanken ASA (d)	984	6,987
Sparebank 1 Oestlandet	1,109	10,733
Sumitomo Mitsui Financial Group, Inc.	4,567	162,143
Texas Capital Bancshares, Inc. (a)	236	12,758
The Keiyo Bank Ltd.	658	4,127
The San-In Godo Bank Ltd.	2,175	12,758
Unicaja Banco SA (d)	9,450	8,553
Van Lanschot NV (Bearer)	55	1,267
Yamaguchi Financial Group, Inc.	1,838	12,896
		441,353
Capital Markets - 0.9%
ABG Sundal Collier ASA	1,023	378
Edify SA (a)	7	414
Goldman Sachs Group, Inc.	471	100,502
Morgan Stanley	624	28,735
		130,029
Consumer Finance - 3.1%
Aeon Credit Service (Asia) Co. Ltd.	12,000	9,713
Discover Financial Services	1,969	158,032
Santander Consumer U.S.A. Holdings, Inc.	998	25,030
Synchrony Financial	6,877	243,239
		436,014
Diversified Financial Services - 1.2%
AXA Equitable Holdings, Inc.	659	14,234
Fuyo General Lease Co. Ltd.	600	39,107
IBJ Leasing Co. Ltd.	163	4,591
NICE Holdings Co. Ltd.	256	4,244
Ricoh Leasing Co. Ltd.	1,200	40,438
Tokyo Century Corp.	1,500	69,264
		171,878
Insurance - 6.4%
AFLAC, Inc.	4,159	221,092
ASR Nederland NV	1,109	40,582
Db Insurance Co. Ltd.	1,561	67,360
Genworth Financial, Inc. Class A	16,316	69,832
Hyundai Fire & Marine Insurance Co. Ltd.	500	10,788
Kansas City Life Insurance Co.	1	33
MetLife, Inc.	7,210	337,356
National Western Life Group, Inc.	31	8,451
NN Group NV	2,243	85,480
Power Corp. of Canada (sub. vtg.)	749	17,333
Principal Financial Group, Inc.	158	8,434
Sony Financial Holdings, Inc.	1,100	23,665
Talanx AG	200	9,212
		899,618
Thrifts & Mortgage Finance - 0.5%
ASAX Co. Ltd.	1,500	8,734
Genworth MI Canada, Inc.	1,080	43,623
Genworth Mortgage Insurance Ltd.	3,605	9,694
Hingham Institution for Savings	7	1,330
		63,381

TOTAL FINANCIALS		2,142,273

HEALTH CARE - 22.0%
Biotechnology - 8.8%
AbbVie, Inc.	776	61,731
Amgen, Inc.	2,218	472,989
Biogen, Inc. (a)	643	192,071
Celgene Corp. (a)	1,664	179,762
Cell Biotech Co. Ltd.	560	9,307
Essex Bio-Technology Ltd.	6,000	4,618
Gilead Sciences, Inc.	2,015	128,376
United Therapeutics Corp. (a)	2,107	189,293
		1,238,147
Health Care Equipment & Supplies - 0.5%
Fukuda Denshi Co. Ltd.	700	45,195
Medikit Co. Ltd.	100	6,337
Nakanishi, Inc.	300	5,002
Paramount Bed Holdings Co. Ltd.	100	3,824
Riverstone Holdings Ltd.	100	72
St.Shine Optical Co. Ltd.	1,000	15,624
Value Added Technology Co. Ltd.	52	1,111
		77,165
Health Care Providers & Services - 11.8%
Anthem, Inc.	2,845	765,511
CVS Health Corp.	3,957	262,705
EBOS Group Ltd.	600	9,477
Humana, Inc.	498	146,512
Laboratory Corp. of America Holdings (a)	471	77,607
Quest Diagnostics, Inc.	416	42,120
Saint-Care Holding Corp.	300	1,454
Sigma Healthcare Ltd.	11,412	4,572
Tokai Corp.	500	11,637
Uchiyama Holdings Co. Ltd.	1,400	6,775
UnitedHealth Group, Inc.	1,109	280,244
Universal Health Services, Inc. Class B	351	48,248
		1,656,862
Health Care Technology - 0.1%
Pharmagest Interactive	166	11,479
Life Sciences Tools & Services - 0.1%
ICON PLC (a)	55	8,080
Pharmaceuticals - 0.7%
Apex Healthcare Bhd	2,000	1,080
Biofermin Pharmaceutical Co. Ltd.	100	2,084
Dawnrays Pharmaceutical Holdings Ltd.	28,534	5,026
DongKook Pharmaceutical Co. Ltd.	114	6,770
Genomma Lab Internacional SA de CV (a)	6,900	7,285
Korea United Pharm, Inc.	90	1,488
Lee's Pharmaceutical Holdings Ltd.	16,000	8,548
Luye Pharma Group Ltd. (d)	7,000	5,174
Nippon Chemiphar Co. Ltd.	100	2,921
PT Tempo Scan Pacific Tbk	300	30
Sanofi SA sponsored ADR	266	12,257
Taro Pharmaceutical Industries Ltd.	388	31,366
Towa Pharmaceutical Co. Ltd.	500	12,821
Vetoquinol SA	7	456
Vivimed Labs Ltd. (a)	200	42
		97,348

TOTAL HEALTH CARE		3,089,081

INDUSTRIALS - 9.7%
Aerospace & Defense - 0.0%
SIFCO Industries, Inc. (a)	25	64
The Lisi Group	3	105
		169
Air Freight & Logistics - 0.1%
AIT Corp.	1,000	8,534
CTI Logistics Ltd.	304	157
Onelogix Group Ltd.	2,727	596
SBS Co. Ltd.	300	4,931
		14,218
Building Products - 0.2%
InnoTec TSS AG	33	355
Nihon Dengi Co. Ltd.	300	7,996
Noda Corp.	700	5,079
Sekisui Jushi Corp.	900	18,429
		31,859
Commercial Services & Supplies - 0.4%
Asia File Corp. Bhd	2,400	1,367
Calian Technologies Ltd.	543	14,603
Civeo Corp. (a)	6,970	7,388
Loomis AB (B Shares)	118	4,558
Matsuda Sangyo Co. Ltd.	100	1,503
Mitie Group PLC	2,793	5,731
VSE Corp.	439	16,866
		52,016
Construction & Engineering - 0.5%
Arcadis NV	1,200	23,689
Boustead Projs. Pte Ltd.	1,700	1,176
Boustead Singapore Ltd.	15,500	8,875
Geumhwa PSC Co. Ltd.	1	25
Meisei Industrial Co. Ltd.	600	4,768
Nippon Rietec Co. Ltd.	1,300	15,115
Seikitokyu Kogyo Co. Ltd.	500	3,585
Shinnihon Corp.	100	786
Sumitomo Densetsu Co. Ltd.	155	3,237
Toshiba Plant Systems & Services Corp.	590	11,528
		72,784
Electrical Equipment - 0.7%
Aichi Electric Co. Ltd.	100	2,545
Aros Quality Group AB	2,048	40,427
Canare Electric Co. Ltd.	130	2,282
Eaton Corp. PLC	388	33,799
Hammond Power Solutions, Inc. Class A	771	4,654
Regal Beloit Corp.	94	6,961
		90,668
Industrial Conglomerates - 0.1%
Lifco AB	125	6,229
Mytilineos SA	971	10,624
Nolato AB Series B	24	1,342
Reunert Ltd.	205	969
		19,164
Machinery - 0.6%
Conrad Industries, Inc. (a)	1	10
Daihatsu Diesel Manufacturing Co. Ltd.	900	5,117
Daiwa Industries Ltd.	1,200	13,462
Estic Corp.	100	6,082
Fujimak Corp.	1,100	8,186
Fukushima Industries Corp.	100	3,137
Haitian International Holdings Ltd.	5,000	11,799
Hy-Lok Corp.	68	997
Ihara Science Corp.	463	6,286
Nansin Co. Ltd.	200	1,007
Sakura Rubber Co. Ltd.	100	5,488
Sansei Co. Ltd.	1,000	3,235
Semperit AG Holding (a)	375	5,103
SIMPAC, Inc.	2,900	8,116
Teikoku Sen-I Co. Ltd.	600	11,040
		89,065
Marine - 0.2%
Japan Transcity Corp.	1,743	8,948
SITC International Holdings Co. Ltd.	10,000	11,011
		19,959
Professional Services - 0.7%
ABIST Co. Ltd.	332	8,153
Akka Technologies SA	665	42,869
Bertrandt AG	266	13,276
Career Design Center Co. Ltd.	100	1,318
McMillan Shakespeare Ltd.	2,742	30,332
WDB Holdings Co. Ltd.	200	5,084
		101,032
Road & Rail - 0.8%
Autohellas SA	2,884	22,258
Daqin Railway Co. Ltd. (A Shares)	46,600	50,476
Hamakyorex Co. Ltd.	200	6,824
Higashi Twenty One Co. Ltd.	100	451
Kyushu Railway Co.	200	6,608
Nikkon Holdings Co. Ltd.	132	3,209
SENKO Co. Ltd.	200	1,609
STEF-TFE Group	100	9,714
Tohbu Network Co. Ltd.	100	906
Utoc Corp.	2,200	11,358
		113,413
Trading Companies & Distributors - 5.3%
AerCap Holdings NV (a)	1,109	64,189
Bergman & Beving AB (B Shares)	984	8,601
Canox Corp.	800	6,212
Chori Co. Ltd.	1,000	17,516
Green Cross Co. Ltd.	1,000	8,255
HERIGE	41	1,331
Houston Wire & Cable Co. (a)	1,796	7,633
Howden Joinery Group PLC	102	763
iMarketKorea, Inc.	7	65
Itochu Corp.	21,454	448,558
Kamei Corp.	2,307	26,339
Meiwa Corp.	1,600	8,558
Mitani Shoji Co. Ltd.	700	35,168
Mitsubishi Corp.	1,600	40,695
Momentum Group AB Class B	582	6,245
Pla Matels Corp.	200	1,023
Rasa Corp.	100	799
Shinsho Corp.	132	3,125
Yuasa Trading Co. Ltd.	1,600	49,637
		734,712
Transportation Infrastructure - 0.1%
Isewan Terminal Service Co. Ltd.	200	1,516
Qingdao Port International Co. Ltd. (H Shares) (d)	22,583	12,951
		14,467

TOTAL INDUSTRIALS		1,353,526

INFORMATION TECHNOLOGY - 6.7%
Communications Equipment - 0.0%
HF Co. (a)	153	744
Electronic Equipment & Components - 0.7%
Daido Signal Co. Ltd.	1,000	4,703
Elematec Corp.	1,600	15,391
HAGIAWARA ELECTRIC Co. Ltd.	300	8,034
Hon Hai Precision Industry Co. Ltd. (Foxconn)	2,000	5,286
Kingboard Chemical Holdings Ltd.	7,500	19,987
Lacroix SA	163	4,199
Makus, Inc.	205	646
PAX Global Technology Ltd.	13,000	5,681
Riken Kieki Co. Ltd.	600	11,783
Simplo Technology Co. Ltd.	2,000	18,427
Thinking Electronic Industries Co. Ltd.	2,000	5,377
		99,514
IT Services - 4.5%
Amdocs Ltd.	1,331	86,781
Avant Corp.	200	4,378
Cielo SA	3,800	7,163
Computer Services, Inc.	6	270
Data#3 Ltd.	341	808
E-Credible Co. Ltd.	404	6,507
eClerx Services Ltd.	287	1,824
Enea Data AB (a)	331	5,588
Estore Corp.	200	1,692
Future Corp.	800	13,058
Korea Information & Communication Co. Ltd. (a)	280	1,957
Neurones	7	163
NIC, Inc.	315	7,409
Persistent Systems Ltd.	300	2,608
Sopra Steria Group	532	72,921
Tessi SA (b)	375	52,489
The Western Union Co.	14,419	361,340
		626,956
Semiconductors & Semiconductor Equipment - 0.2%
e-LITECOM Co. Ltd.	34	147
KLA-Tencor Corp.	35	5,916
Miraial Co. Ltd.	900	12,250
Phison Electronics Corp.	1,000	9,099
		27,412
Software - 0.2%
eBase Co. Ltd.	400	4,362
Ebix, Inc.	400	17,052
InfoVine Co. Ltd.	43	773
Jastec Co. Ltd.	100	1,062
KPIT Cummins Infosystems Ltd.	3,700	3,470
KPIT Engineering Ltd.	1,100	1,406
KSK Co., Ltd.	100	1,684
Uchida Esco Co. Ltd.	96	1,776
Zensar Technologies Ltd.	1,000	2,510
		34,095
Technology Hardware, Storage & Peripherals - 1.1%
HP, Inc.	7,764	134,861
TPV Technology Ltd.	28,000	13,697
		148,558

TOTAL INFORMATION TECHNOLOGY		937,279

MATERIALS - 1.9%
Chemicals - 0.9%
C. Uyemura & Co. Ltd.	200	12,380
CF Industries Holdings, Inc.	250	11,338
Chokwang Paint Ltd.	34	175
Daishin-Chemical Co. Ltd.	603	7,693
Fuso Chemical Co. Ltd.	200	5,162
KPX Green Chemical Co. Ltd.	34	110
Kuriyama Holdings Corp.	200	1,529
Nippon Soda Co. Ltd.	250	6,659
NOF Corp.	300	10,134
Nutrien Ltd.	189	9,042
Scientex Bhd	5,400	11,897
T&K Toka Co. Ltd.	600	5,750
Tae Kyung Industrial Co. Ltd.	614	2,896
Toho Acetylene Co. Ltd.	200	2,551
Yara International ASA	943	36,700
Yip's Chemical Holdings Ltd.	2,000	594
Yung Chi Paint & Varnish Manufacturing Co. Ltd.	3,000	7,043
		131,653
Construction Materials - 0.1%
Ibstock PLC (d)	334	1,046
Mitani Sekisan Co. Ltd.	200	6,635
		7,681
Containers & Packaging - 0.2%
AMVIG Holdings Ltd.	18,000	4,608
Mayr-Melnhof Karton AG	139	17,084
The Pack Corp.	200	7,048
		28,740
Metals & Mining - 0.7%
Castings PLC	51	248
Chubu Steel Plate Co. Ltd.	300	1,801
CI Resources Ltd.	16	14
CK-SAN-ETSU Co. Ltd.	200	5,432
Compania de Minas Buenaventura SA sponsored ADR	481	7,379
Mount Gibson Iron Ltd.	33,838	17,662
Orvana Minerals Corp. (a)	34	5
Pacific Metals Co. Ltd.	900	21,519
Perenti Global Ltd.	23,308	36,717
Rio Tinto PLC sponsored ADR	123	6,397
Teck Resources Ltd. Class B (sub. vtg.)	7	111
		97,285

TOTAL MATERIALS		265,359

REAL ESTATE - 0.1%
Real Estate Management & Development - 0.1%
Nisshin Fudosan Co. Ltd.	3,500	16,313
UTILITIES - 2.0%
Electric Utilities - 1.3%
EVN AG	7	128
Fjordkraft Holding ASA (d)	913	4,949
Holding Co. ADMIE IPTO SA	17	41
PG&E Corp. (a)	2,385	14,715
PPL Corp.	4,991	167,149
Public Power Corp. of Greece (a)	17	60
		187,042
Gas Utilities - 0.7%
Busan City Gas Co. Ltd.	110	3,412
China Resource Gas Group Ltd.	2,000	12,059
Enagas SA	1,886	46,676
GAIL India Ltd. (a)	12,000	23,192
Seoul City Gas Co. Ltd.	76	4,403
YESCO Co. Ltd.	276	8,691
		98,433
Water Utilities - 0.0%
Manila Water Co., Inc.	300	117

TOTAL UTILITIES		285,592

TOTAL COMMON STOCKS
(Cost $12,480,737)		12,879,190

Nonconvertible Preferred Stocks - 0.1%
INDUSTRIALS - 0.0%
Industrial Conglomerates - 0.0%
Steel Partners Holdings LP Series A, 6.00%	100	2,205
Machinery - 0.0%
Danieli & C. Officine Meccaniche SpA	7	77

TOTAL INDUSTRIALS		2,282

MATERIALS - 0.1%
Construction Materials - 0.1%
Buzzi Unicem SpA (Risparmio Shares)	732	11,201
UTILITIES - 0.0%
Electric Utilities - 0.0%
Companhia Paranaense de Energia-Copel (PN-B)	500	6,941
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $16,308)		20,424

Money Market Funds - 8.6%
Fidelity Cash Central Fund 1.83% (e)	1,106,754	1,106,975
Fidelity Securities Lending Cash Central Fund 1.84% (e)(f)	90,983	90,992
TOTAL MONEY MARKET FUNDS
(Cost $1,197,967)		1,197,967
TOTAL INVESTMENT IN SECURITIES - 100.6%
(Cost $13,695,012)		14,097,581
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(83,326)
NET ASSETS - 100%		$14,014,255

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $60,978 or 0.4% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$5,611
Fidelity Securities Lending Cash Central Fund	883
Total	$6,494

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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